Financial risk review - Schedule of Offsetting Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	$ 69,837	$ 22,315
Net amount of assets presented in the consolidated statement of financial position	69,837	22,315
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(49,266)	(6,410)
Net amount	20,571	15,905
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial assets [line items]
Gross amounts of assets	69,837	22,315
Net amount of assets presented in the consolidated statement of financial position	69,837	22,315
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	(49,266)	(6,410)
Net amount	$ 20,571	$ 15,905